SIMPSON THACHER & BARTLETT LLP

A LIMITED LIABILITY PARTNERSHIP

CITYPOINT

ONE ROPEMAKER STREET

LONDON, EC2Y 9HU

+44 (0)20 7275 6500

FACSIMILE +44 (0)20 7275 6502

July 16, 2010

VIA EDGAR AND FEDERAL EXPRESS

Ms. Mary Beth Breslin

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE, Mail Stop 3030

Washington, D.C. 20549

U.S.A.

RE:	NXP Semiconductors N.V. Amendment No. 3 to Registration Statement on Form F-1
(File	No. 333-166128), Filed on June 30, 2010

Ladies and Gentlemen:

On behalf of NXP Semiconductors N.V. (the “Company”), we hereby submit for your review Amendment No. 4 (“Amendment No. 4”) to the above-referenced registration statement (the “Registration Statement”) of the Company, originally filed with the Securities and Exchange Commission (the “Commission”) on April 16, 2010, pursuant to the Securities Act of 1933, as amended. An electronic version of Amendment No. 4 has been concurrently filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system. We have enclosed four copies of Amendment No. 4, which have been marked to show changes from the Amendment No. 3 to the Registration Statement (“Amendment No. 3”), as filed on June 30, 2010. The Registration Statement has been revised in response to the Staff’s comments and generally updates the information contained therein.

In addition, we are providing the following responses to the comments contained in the comment letter of the staff of the Commission (the “Staff”) to the Company, dated July 15, 2010, relating to the Registration Statement. For convenience of reference, the text of the comments in the Staff’s letter has been reproduced in bold herein. Please note that all page numbers in our responses are references to the page numbers of Amendment No. 4, unless otherwise noted. The responses and information described below are based upon information provided to us by the Company.

Principal Stockholders, page 138

1.	As previously requested, disclose the number of your U.S. holders and the percentage of shares held by them (p. 138). See Form 20-F Item 7.A.2.

In response to the Staff’s comment, the Company has revised the disclosure on page 142 accordingly.

2.	With respect to your response to prior comment 1:

•	We note your response is specific only to our comment 3 from our letter dated June 7, 2010 and does not reference, as requested, comment 16 from the June 7, 2010 letter. Please advise.

We note the Staff’s comment regarding its prior comment and prior comment 16 from the June 7, 2010 letter and respectfully inform the Staff that all market size data in Amendment No. 4 is the most current available data. In addition, the Company will continue to update market size data in all future pre-effective amendments to the Registration Statement as and when more current information becomes available.

•

We note your revisions in response to comment 3 from our letter dated June 7, 2010, but it appears that there are several entities in the principal stockholders table for which you have not identified the individuals that have voting and dispositive control over those entities’ shares. For instance, we refer you to footnotes 5, 6, and 7 in which no individuals are named, and footnote 3, in which you name only one individual of many with voting and dispositive control over the shares held by that entity. Please revise to identify the individuals with voting and dispositive control over the shares held by the entities named in the table.

In response to the Staff’s comment, the Company has revised the disclosure on pages 143-144 accordingly.

Exhibit Index, page II-6

3.	We note your response to prior comment 5 and that numerous exhibits remain to be filed. Please note we may have further comment once you have filed the remaining exhibits.

We note the Staff’s comment and respectfully inform the Staff that the Company has filed together with this Amendment No. 4 a number of exhibits and all remaining exhibits will be filed with a future pre-effective amendment to the Registration Statement.

Exhibit 5.1

4.	Please confirm that you will submit an opinion dated as of the date of effectiveness.

We note the Staff’s comment and confirm that we will submit an opinion dated as of the date of effectiveness. In addition, the Company has filed together with this Amendment No. 4 a form of the opinion that De Brauw Blackstone Westbroek N.V. (“De Brauw”) intends to issue on the date of effectiveness of the Registration Statement.

5.	It is inappropriate to limit the opinion to a select list of documents as the opinion does in paragraph 3. Please file an opinion of counsel that is not limited in this manner.

In response to the Staff’s comment, De Brauw has revised the opinion to reflect all of the documents needed for its review. In addition, in response to the Staff’s comment, De Brauw has added a statement in its opinion that it has reviewed such other documents as they deem necessary for purpose of the opinion. We believe this approach is customary and sufficiently addresses the Staff’s concern.

6.	The opinion should not assume any of the material facts underlying the opinion or facts that are readily ascertainable. For example, we note paragraphs 4.1(b), 4.2, and 4.3. When providing a revised opinion to remove inappropriate assumptions, your counsel might evaluate whether the assumed facts are relevant to the issues required to be addressed by Regulation S-K Item 601(b)(5) and, if so, whether it can establish those facts by certificates from a registrant’s officers otherwise.

In response to the Staff’s comment, De Brauw has revised the opinion accordingly. With respect to 4.1(b) of the opinion, De Brauw has clarified that this assumption relates only to the confirmations that it expects to receive by telephone from the trade register and the district court and the confirmation that it expects to obtain from a website of the Dutch courts. The assumption serves only to cover any mistakes made by the persons with whom they speak to or on the website.

In addition, in response to the Staff’s comment, prior assumption 4.2 of the opinion has been removed and prior assumption 4.3 has been substantially limited to factual matters De Brauw believes are necessary and appropriate for its opinion.

With respect to the remaining assumptions in the opinion, we respectfully submit that De Brauw has advised us that such assumptions are necessary and customary for it to deliver the opinion. Further, we believe that these assumptions have, on prior occasions, been accepted by the Commission in other Exhibit 5 opinions delivered by De Brauw (see, for example, De Brauw’s opinions delivered in connection with Qiagen N.V.’s Form F-3, registration number 333-162052, filed on September 22, 2009, and Arcadis N.V. ’s Form S-8, registration number 333-136561, filed on August 11, 2006).

7.	We note that the definition of “nonassessable” contained in the opinion only addresses whether shareholders may be required to make additional payments to the registrant for the share to be fully paid; however, the opinion should also address whether a security holder may become liable for assessments or calls on the security by the registrant or its creditors.

In response to the Staff’s comment, De Brauw has informed us that it would prefer to maintain its definition of “nonassessable.” De Brauw has informed us that the definition of “nonassessable” in its opinion originated from Glazer and Fitzgibbon on Legal Opinions, Aspen publishers, 3rd edition, in 2008, page 462 et seq. On that basis De Brauw had understood that “nonassessable” does not include a statement on a possible liability towards creditors. As a matter of Dutch law creditors of the issuer will generally not have an action against the issuer’s shareholders. Under exceptional circumstances however, this could be different; for instance, in the case of abuse of the Company’s legal personality or if a shareholder would be deemed to have committed a tort vis-à-vis a creditor.

8.	Refer to paragraph 6. it is unclear why the qualifications in this paragraph are appropriate or necessary. Please advise or revise.

In response to the Staff’s comment, De Brauw has informed us that it deems the qualification in paragraph 6.1 necessary since, if the Company should be declared bankrupt after the date the opinion is rendered, but before the shares are issued at closing, then the opinion would be incorrect.

In addition, De Brauw has informed us that qualification 6.2(a) addresses a point of Dutch law with respect to the Trade Register Extract that it will have reviewed (referenced under 3.2(b) of the opinion). De Brauw has further informed us that, as a general rule of Dutch law, it is entitled to rely on the facts set out in an extract, with limited exceptions. The qualification explains this position. Further, De Brauw has informed us that qualification 6.2(b) addresses the fact that the Company is not registered in any of the two registers mentioned in clause 3.6 of the opinion, which does not, as a matter of Dutch law, give full certainty that the Company has not been declared bankrupt.

9.	Investors are entitled to rely on the opinion that you file to satisfy your obligation under Regulation S-K Item 601(b)(5). Please file a revised opinion of counsel that does not contain the limitations in paragraphs 7.1 and 7.2(a). Further, please explain why it is necessary to include the limitation in paragraph 7.2(b).

In response to the Staff’s comment, De Brauw has revised the limitations in paragraph 7.1 and prior paragraph 7.2(a) of the opinion. In addition, in response to the Staff’s comment with respect to the limitation in paragraph 7.2(b), De Brauw has informed us that the first portion of the limitation explains that only De Brauw, as a law firm, shall be subject to liability related to its opinion, and not the person signing the opinion or or any other person. With respect to the second portion of the limitation in paragraph 7.2(b), De Brauw has informed us that it is a standard element of its legal opinions (and of those of other Dutch and European counsel) that any disputes in respect of the opinion shall be governed by Dutch law (or the law of such other European counsel, respectively) and that it makes sense that such disputes should then also be decided upon by Dutch courts.

*    *    *    *    *

Should you have any questions regarding this filing or wish to discuss the above responses, please do not hesitate to contact Nicholas J. Shaw at +44-(0)20-7275-6558, Gil J. Strauss at +44-(0)20-7275-6516 or Wim De Vlieger at +44-(0)20-7275-6154 of Simpson Thacher & Bartlett LLP.

Very truly yours,

/s/ Nicholas J. Shaw

Nicholas J. Shaw

Enclosures

Cc:	Gabriel Eckstein

Kevin Kuhar

Jay Webb